Segmented Information (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
Summary of Operating Segments

The Corporation operates primarily in Canada, the United States and certain international locations, in two industry segments; Contract Drilling Services and Completion and Production Services. Contract Drilling Services includes drilling rigs, procurement and distribution of oilfield supplies, and the manufacture, sale and repair of drilling equipment. Completion and Production Services includes service rigs, oilfield equipment rental, and camp and catering services.

Year ended December 31, 2023	Contract Drilling Services	Completion and Production Services	Corporate and Other	Inter- Segment Eliminations	Total
Revenue	$1,704,265	$240,716	$—	$(7,127)	$1,937,854
Earnings before income taxes, gain on repurchase of unsecured senior notes, gain on acquisition, loss (gain) on investments and other assets, finance charges, foreign exchange, loss on asset decommissioning, gain on asset disposals and depreciation and amortization	630,761	51,224	(70,867)	—	611,118
Depreciation and amortization	269,133	14,654	13,770	—	297,557
Gain on asset disposals	(23,378)	(973)	(118)	—	(24,469)
Loss on asset decommissioning	9,592	—	—	—	9,592
Total assets	2,565,495	271,724	181,816	—	3,019,035
Capital expenditures	213,660	9,984	3,105	—	226,749

Year ended December 31, 2022	Contract Drilling Services	Completion and Production Services	Corporate and Other	Inter- Segment Eliminations	Total
Revenue	$1,436,134	$187,171	$—	$(6,111)	$1,617,194
Earnings before income taxes, gain on repurchase of unsecured senior notes, gain on acquisition, loss (gain) on investments and other assets, finance charges, foreign exchange, loss on asset decommissioning, gain on asset disposals and depreciation and amortization	397,753	38,147	(124,295)	—	311,605
Depreciation and amortization	255,286	14,381	9,368	—	279,035
Gain on asset disposals	(25,495)	(3,233)	(1,198)	—	(29,926)
Total assets	2,574,867	179,226	122,030	—	2,876,123
Capital expenditures	177,844	5,325	1,081	—	184,250

Summary of Detailed Information About Reconciliation of Operating Gain (Loss) to Net Gain (Loss) Explanatory

	2023	2022
Earnings before income taxes, gain on repurchase of unsecured senior notes, gain on acquisition, loss (gain) on investments and other assets, finance charges, foreign exchange, loss on asset decommissioning, gain on asset disposals and depreciation and amortization	$611,118	$311,605
Deduct:
Depreciation and amortization	297,557	279,035
Gain on asset disposals	(24,469)	(29,926)
Loss on asset decommissioning	9,592	—
Foreign exchange	(1,667)	1,278
Finance charges	83,414	87,813
Loss (gain) on investments and other assets	6,810	(12,452)
Gain on acquisition	(25,761)	—
Gain on repurchase of unsecured senior notes	(137)	—
Income taxes	(23,465)	20,150
Net earnings (loss)	$289,244	$(34,293)

Summary of Operating Segments by Geographic Locations

The Corporation’s operations are carried on in the following geographic locations:

Year ended December 31, 2023	United States	Canada	International	Total
Revenue	$861,915	$929,639	$146,300	$1,937,854
Total assets	1,226,256	1,246,069	546,710	3,019,035

Year ended December 31, 2022	United States	Canada	International	Total
Revenue	$745,630	$725,560	$146,004	$1,617,194
Total assets	1,376,413	1,056,093	443,617	2,876,123